Consolidated Statements of Operations - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and other income
Revenue		€ 80,069	€ 765	€ 30,839
Other income		5,510	6,993	10,122
Revenues and other income		85,579	7,758	40,961
Operating expenses and other operating income (expenses)
Research and development expenses		(35,166)	(59,097)	(66,170)
General and administrative expenses		(16,153)	(14,270)	(17,265)
Marketing and market access expenses		(1,539)	(11,216)	(13,708)
Reorganization and restructuring expenses		(142)	(5,308)	0
Other operating income (expenses)		(763)	(764)	(1,649)
Operating income (loss)		31,816	(82,897)	(57,832)
Financial income	[1]	44,780	6,544	5,221
Financial expenses		(7,122)	(25,296)	(13,110)
Financial profit (loss)		37,658	(18,752)	(7,889)
Net profit (loss) before tax		69,474	(101,649)	(65,721)
Income tax benefit (expense)		(2,215)	428	576
Net profit (loss)		67,259	(101,221)	(65,144)
Attributable to owners of the Company		67,259	(101,221)	(65,144)
Attributable to non-controlling interests		€ 0	€ 0	€ 0
Basic and diluted earnings (loss) per share
Basic earnings (loss) per share (€/share)		€ 1.51	€ (2.60)	€ (1.76)
Diluted earnings (loss) per share (€/share)		€ 1.23	€ (2.60)	€ (1.76)

[1]

(1): Of which Financial income incurred by renegotiating the convertible bond debt OCEANE	—	—	35,578